Stockholders' Equity (Details 1) - Stock Options [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning	2,584,599	1,759,599	1,759,599
Weighted average exercise price outstanding, beginning	$ 3.06	$ 3.90	$ 3.90
Options granted	1,292,871	825,000	825,000	1,759,599
Weighted average exercise price granted	$ 1.96	$ 1.26	$ 1.26	$ 3.90
Options expired or cancelled or forfeited	(8,500)
Weighted average exercise price, Options expired or cancelled or forfeited	$ 2.11
Weighted average remaining contractual life	7 years 8 months 19 days	8 years 11 months 19 days	8 years 8 months 15 days	9 years 4 months 6 days
Options outstanding, ending	3,868,970	2,584,599	2,584,599	1,759,599
Weighted average exercise price outstanding, ending	$ 2.69	$ 3.06	$ 3.06	$ 3.90
Options vested and exercisable	3,863,970
Weighted average exercise price vested and exercisable	$ 2.69